Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 251,526	$ 221,165
Personal	41,897	42,222
Credit card	11,134	11,389
Business and government	150,213	135,546
Total gross amount	454,770	410,322
Total allowance	2,849	3,540
Net total	451,921	406,782
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	280	363
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,176	1,678
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	768	832
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	625	667
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	638	809
Personal	162	181
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	158	151
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	508	650
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	106	113
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	2,849	3,540
Net total	451,921	406,782
IFRS9 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	280	363
Net total	251,246	220,802
IFRS9 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,176	1,678
Net total	149,037	133,868
IFRS9 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	768	832
Net total	41,129	41,390
IFRS9 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	625	667
Net total	10,509	10,722
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	772	914
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	158	151
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	508	650
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	106	113
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	2,077	2,626
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	122	212
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	668	1,028
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	662	719
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 625	$ 667